JPMORGAN TRUST II

270 Park Avenue

New York, NY 10017

July 1, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust II (the “Trust”) on behalf of

the JPMorgan Core Plus Bond Fund (the “Fund”)

File Nos. 811-4236 and 2-95973

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Institutional Class Shares Prospectus for the Fund does not differ from the Institutional Class Shares Prospectus contained in the Post-Effective Amendment No. 198 (Amendment 199 under the Investment Company Act of 1940) filed electronically on June 26, 2015.

If you have any questions, please call the undersigned at (614) 901-1410.

Sincerely,

/s/ Jessica K. Ditullio
Jessica K. Ditullio
Assistant Secretary